Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000243703 | Contemporary Amperex Technology Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000243703 | China Merchants Bank Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000243703 | Montage Technology Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	3.10%
C000243703 | Sieyuan Electric Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000243703 | Kweichow Moutai Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000243703 | Weichai Power Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000243703 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	2.50%
C000243703 | Zhongji Innolight Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000243703 | Ping An Insurance Group Co. of China Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000243703 | Jiangsu Zhongtian Technology Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000243703 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	26.50%
C000243703 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.30%
C000243703 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.90%
C000243703 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	14.80%
C000243703 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000243703 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.00%
C000243703 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.80%
C000243703 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000243703 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000243703 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
C000243703 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.60%
C000243703 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.60%
C000243703 | China
Holdings [Line Items]
Percent of Total Investments	94.00%
C000243703 | United States
Holdings [Line Items]
Percent of Total Investments	3.80%
C000243703 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.20%
C000237927 | LongGold 100 OzFR_ADI2YFYK7
Holdings [Line Items]
Percent of Net Long Exposure	17.60%
C000237927 | LongCopperFR_ADI34PQ33
Holdings [Line Items]
Percent of Net Long Exposure	10.10%
C000237927 | LongPrimary AluminumFR_ADI2WH5K7
Holdings [Line Items]
Percent of Net Long Exposure	8.20%
C000237927 | LongBrent CrudeFR_ADI2TV165
Holdings [Line Items]
Percent of Net Long Exposure	7.80%
C000237927 | LongNatural GasFR_ADI1ZVQR7
Holdings [Line Items]
Percent of Net Long Exposure	7.50%
C000237927 | LongZincFR_ADI2WH5Z4
Holdings [Line Items]
Percent of Net Long Exposure	5.90%
C000237927 | LongWTI CrudeFR_ADI2TL662
Holdings [Line Items]
Percent of Net Long Exposure	5.40%
C000237927 | LongSoybean OilFR_ADI2YKJD9
Holdings [Line Items]
Percent of Net Long Exposure	4.70%
C000237927 | LongSoybeanFR_ADI2V8NS1
Holdings [Line Items]
Percent of Net Long Exposure	4.40%
C000237927 | LongSilverFR_ADI2YVTL6
Holdings [Line Items]
Percent of Net Long Exposure	4.00%
C000237927 | ShortPrimary AluminumFR_ADI2TYCR1
Holdings [Line Items]
Percent of Net Short Exposure	(4.00%)
C000237927 | ShortCopperFR_ADI2TYFJ6
Holdings [Line Items]
Percent of Net Short Exposure	(3.60%)
C000237927 | ShortZincFR_ADI2TYDC3
Holdings [Line Items]
Percent of Net Short Exposure	(3.10%)
C000237927 | ShortLeadFR_ADI2WH5X9
Holdings [Line Items]
Percent of Net Short Exposure	(2.40%)
C000237927 | ShortNickelFR_ADI2WJNZ0
Holdings [Line Items]
Percent of Net Short Exposure	(1.10%)
C000237927 | ShortTinFR_ADI30T896
Holdings [Line Items]
Percent of Net Short Exposure	(1.10%)
C000237927 | ShortWheatFR_ADI3092M7
Holdings [Line Items]
Percent of Net Short Exposure	(0.30%)
C000251139 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.10%
C000251139 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000251139 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000251139 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000251139 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000251139 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	2.50%
C000251139 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000251139 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251139 | Aon PLCA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000251139 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000251139 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.40%
C000251139 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000251139 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000251139 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000251139 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.70%
C000251139 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.70%
C000251139 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.70%
C000251139 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000251139 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000251139 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251139 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.20%
C000251139 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000251139 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000234392 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	8.00%
C000234392 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000234392 | Nova Ltd.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000234392 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000234392 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000234392 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	4.40%
C000234392 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000234392 | ARM Holdings PLC
Holdings [Line Items]
Percent of Total Investments	4.00%
C000234392 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000234392 | Snowflake, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000234392 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	58.20%
C000234392 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.80%
C000234392 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000234392 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.40%
C000234392 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.10%
C000234392 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000234392 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.10%
C000234392 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.20%
C000255686 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	10.20%
C000255686 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.90%
C000255686 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000255686 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	8.00%
C000255686 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000255686 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000255686 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255686 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000255686 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000255686 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.90%
C000255686 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.10%
C000255686 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000255686 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000255686 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000255686 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.50%
C000255686 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000255686 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.70%
C000255686 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000255686 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.30%
C000255686 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.30%
C000252374 | Mizuho Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000252374 | Sumitomo Realty & Development Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000252374 | Sumitomo Electric Industries Ltd.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000252374 | Tokio Marine Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000252374 | Taisei Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252374 | Kinden Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252374 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252374 | Tokyo Electron Ltd.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000252374 | Niterra Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000252374 | Ebara Corp.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000252374 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	11.60%
C000252374 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	34.40%
C000252374 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000252374 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000252374 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.70%
C000252374 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	18.90%
C000252374 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	8.60%
C000252374 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.10%
C000252374 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.40%
C000252374 | United States
Holdings [Line Items]
Percent of Total Investments	2.40%
C000252374 | Japan
Holdings [Line Items]
Percent of Total Investments	97.60%
C000245650 | SPDR S&P 500 ETF Trust685.0003/20/2026
Holdings [Line Items]
Percent of Total Investments	24.20%
C000245650 | SPDR S&P 500 ETF Trust682.0003/27/2026
Holdings [Line Items]
Percent of Total Investments	24.10%
C000245650 | SPDR S&P 500 ETF Trust684.0003/13/2026
Holdings [Line Items]
Percent of Total Investments	18.90%
C000245650 | SPDR S&P 500 ETF Trust689.0003/6/2026
Holdings [Line Items]
Percent of Total Investments	13.10%
C000245650 | SPDR S&P 500 ETF Trust678.0003/6/2026
Holdings [Line Items]
Percent of Total Investments	11.80%
C000245650 | SPDR S&P 500 ETF Trust683.0003/13/2026
Holdings [Line Items]
Percent of Total Investments	5.40%
C000245650 | SPDR S&P 500 ETF Trust682.0003/20/2026
Holdings [Line Items]
Percent of Total Investments	0.60%
C000245650 | SPDR S&P 500 ETF Trust683.0003/27/2026
Holdings [Line Items]
Percent of Total Investments	0.40%
C000245650 | SPDR S&P 500 ETF Trust681.0003/27/2026
Holdings [Line Items]
Percent of Total Investments	0.40%
C000245650 | SPDR S&P 500 ETF Trust695.0003/13/2026
Holdings [Line Items]
Percent of Total Investments	0.30%
C000245650 | Less than 1 year
Holdings [Line Items]
Percent of Total Investments	54.20%
C000245650 | 1 to 3 years
Holdings [Line Items]
Percent of Total Investments	42.70%
C000245650 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.10%
C000248517 | State Street Institutional Treasury Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	6.00%
C000248517 | Tidewater, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000248517 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000248517 | Brady Corp.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000248517 | Gates Industrial Corp. PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000248517 | Kirby Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000248517 | White Mountains Insurance Group Ltd.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000248517 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000248517 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000248517 | CNX Resources Corp.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000248517 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.40%
C000248517 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	33.90%
C000248517 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.80%
C000248517 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000248517 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000248517 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.00%
C000248517 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.90%
C000248517 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.00%
C000248517 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	5.70%
C000248517 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000248517 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.60%
C000248517 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.00%